Consolidated Statement of Cash Flow - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Cash flows from operating activities:
Profit/(loss) for the year	$ 266,281		$ 73,680		$ (46,927)
Items included in net income not affecting cash flows:
Depreciation and amortization	124,245		115,584		103,476
Impairment charges	12,560		0		3,500
Amortization of upfront fees	5,538		8,003		11,559
(Profit)/loss, sale of vessel	0		0		(75)
Fair value (gain)/loss on derivative financial liabilities	8,074		9,863		5,191
Compensation related to options and restricted stock	5,106		2,331		2,599
(Gain)/loss purchase of convertible bond	0		0		3,589
Share of profit in associated companies	(1,193)		(852)		(858)
Changes in operating assets and liabilities:
Accounts receivable and accrued revenues	77,788		(47,651)		(25,421)
Capitalized voyage expenses	3,111		(2,518)		255
Prepaid expenses	(2,265)		(508)		(1,141)
Accounts payable and accrued expenses	(6,914)		(1,033)		8,234
Deferred shipping revenues	15,306		930		0
Bunkers, lube oils and consumables	22,231		(1,874)		(9,994)
Net cash provided by/(used in) operating activities	529,870		155,956		53,985
Cash flows from investing activities:
Investment in vessels	(27,117)		(53,803)		(11,845)
Investment in vessels under construction	0		0		(223,033)
Proceeds from sale of vessels	0		0		46,393
Dividend received from associated company	835		513		409
Investment in property, plant and equipment	(435)		(79)		(88)
Net cash provided by/(used in) investing activities	(26,717)		(53,369)		(188,165)
Cash flows from financing activities
Cash dividends paid	(214,669)		(28,685)		(11,487)
Repayment principal element of lease liability	(467)		(370)		0
Issuance of long-term debt	70,862		64,990		577,685
Purchase of treasury shares	0		(3,248)		(5,026)
Issuance of convertible bonds	0		(7)		38,945
Repayment of long-term debt	(357,595)		(156,430)		(448,285)
Repayment of convertible bonds	0		(6,426)		0
Net cash (used in)/provided by financing activities	(501,868)		(130,176)		151,832
Net increase/(decrease) in cash and cash equivalents	1,285		(27,588)		17,652
Cash and cash equivalents at beginning of period	67,356	[1],[2]	94,944		77,292
Cash and cash equivalents at end of period	68,641	[1],[2]	67,356	[1],[2]	94,944
Specification of items included in operating activities:
Interest paid	35,404		49,233		40,040
Interest received	$ 212		$ 1,077		$ 345

[1]	Amortized cost.
[2]	Cash and cash equivalents include $299 thousand in restricted cash in 2020 and $221 thousand in 2019, including employee withholding tax.